UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
  (Name and address of agent for service)

(626) 914-7363
Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2017

Item 1. Schedule of Investments.

Boston Common International Fund
Schedule of Investments
June 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS - 95.2%
Consumer Discretionary - 13.4%
32,760	Bayerische Motoren Werke AG	$3,046,925
22,625	Coway Company Ltd.	2,056,203
59,379	JC Decaux SA	1,946,838
200,590	Melia Hotels International SA	3,004,327
14,455	Naspers Ltd. - Class N	2,846,664
227,700	Panasonic Corp.	3,102,472
14,765	Pandora A/S	1,377,938
72,595	ProSiebenSat.1 Media SE	3,045,328
252,762	Rakuten, Inc.	2,982,823
20,295	Shimano, Inc.	3,222,411
		26,631,929
Consumer Staples - 6.8%
15	Barry Callebaut AG	20,648
430	Casino Guichard Perrachon SA	25,467
50,100	Kao Corp.	2,978,863
31,625	Reckitt Benckiser Group PLC	3,205,941
54,100	Shiseido Company Ltd.	1,928,539
98,000	Unilever NV - NYRS	5,416,460
		13,575,918
Energy - 3.0%
455,768	Origin Energy Ltd.	2,403,125
131,662	Repsol SA	2,018,519
88,685	Statoil ASA - ADR	1,465,963
		5,887,607
Financials - 21.7%
574,050	AIA Group Ltd.	4,199,957
137,865	AXA SA	3,775,213
1,383,840	Barclays PLC	3,659,961
125,530	Gjensidige Forsikring ASA	2,142,785
560	HSBC Holdings PLC - ADR	25,978
174,245	ING Groep NV	3,007,958
84,310	Julius Baer Gruppe AG	4,454,623
45,005	Macquarie Group Ltd.	3,060,506
348,245	Mitsubishi UFJ Financial Group, Inc.	2,348,929
204,500	ORIX Corp.	3,181,991
2,753,600	PT Bank Rakyat Indonesia (Persero) Tbk.	3,141,952
72,555	Sampo Oyj - Class A	3,722,487
316,615	Standard Chartered PLC (1)	3,206,760
236,280	Svenska Handelsbanken AB - Class A	3,384,032
		43,313,132
Health Care - 12.5%
230,750	Astellas Pharma, Inc.	2,828,233
995	GlaxoSmithKline PLC	21,181
87,150	Hoya Corp.	4,537,149
51,986	Novartis AG - ADR	4,339,271

70,115	Novo Nordisk A/S - Class B	3,012,651
154,200	Roche Holding Ltd. - ADR	4,903,560
84,327	Smith & Nephew PLC - ADR	2,938,796
69,235	Teva Pharmaceutical Industries Ltd. - ADR	2,299,987
		24,880,828
Industrials - 13.0%
79,915	Atlas Copco AB - Class B	2,762,242
42,900	Daikin Industries	4,401,199
69,258	Ferguson PLC	4,250,921
87,125	Gamesa Corporacion Tecnologica SA	1,864,092
72,345	Koninklijke Philips NV	2,575,392
171,000	Kubota Corp.	2,890,379
9,900	Kubota Corp. - ADR	836,253
43,205	Schneider Electric SE	3,320,289
41,925	Spirax-Sarco Engineering PLC	2,923,980
		25,824,747
Information Technology - 9.3%
21,145	Alibaba Group Holding Ltd. - ADR (1)	2,979,330
22,103	ASML Holding NV - NYRS	2,880,242
33,470	Check Point Software Technologies Ltd. (1)	3,650,908
5,300	Keyence Corp.	2,333,208
36,580	SAP SE - ADR	3,828,828
80,700	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,821,272
		18,493,788
Materials - 6.5%
20,564	Air Liquide SA	2,541,634
60,341	Croda International PLC	3,055,834
68,785	Novozymes A/S - Class B	3,009,284
72,585	Sociedad Quimica y Minera de Chile SA - ADR	2,396,757
29,450	Umicore SA	2,048,577
		13,052,086
Real Estate - 1.1%
857,000	Hang Lung Properties Ltd.	2,141,769

Telecommunication Services - 5.6%
488,275	BT Group PLC	1,877,546
194,005	Deutsche Telekom AG	3,496,942
20,191	Nippon Telegraph & Telephone Corp.	953,098
1,158,800	Singapore Telecommunications Ltd.	3,272,545
20,843	Sunrise Communications Group AG	1,643,415
		11,243,546
Utilities - 2.3%
238,005	EDP Renovaveis SA	1,891,855
1,494	National Grid PLC	18,511
127,144	Veolia Environnement SA	2,689,938
		4,600,304
TOTAL COMMON STOCKS
(Cost $151,293,507)		189,645,654

PREFERRED STOCKS - 2.5%
Consumer Staples - 2.5%
36,570	Henkel AG & Company KGaA	5,042,784

TOTAL PREFERRED STOCKS
(Cost $3,000,730)		5,042,784

SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
3,642,078	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.880% (2)	3,642,078

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,642,078)		3,642,078

TOTAL INVESTMENTS - 99.5%
(Cost $157,936,315)		198,330,516
Other Assets in Excess of Liabilities - 0.5%		953,108
NET ASSETS - 100.0%		$199,283,624

ADR	American Depositary Receipt
NYRS	New York Registry Shares
(1)	Non-income producing security
(2)	Seven-day yield as of June 30, 2017

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

	The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

	Cost of investments	$157,936,315
	Gross unrealized appreciation	47,199,934
	Gross unrealized depreciation	(6,805,733)
	Net unrealized appreciation	$40,394,201

+ Because tax adjustments are calculated annually at the end of the Boston Common International Fund’s (the “Fund”) fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Country Allocation as of June 30, 2017 (Unaudited)

Country	% of Net Assets*
Japan	19.3%
United Kingdom	12.6%
Germany	9.3%
Switzerland	7.7%
France	7.2%
Netherlands	7.0%
Denmark	3.7%
Spain	3.5%
Hong Kong	3.2%
Sweden	3.1%
Israel	3.0%
Australia	2.7%
Finland	1.9%
Norway	1.8%
Singapore	1.6%
Indonesia	1.6%
China	1.5%
South Africa	1.4%
Taiwan	1.4%
Chile	1.2%
Republic of Korea	1.0%
Belgium	1.0%
Portugal	1.0%

*Excludes short-term investments and other assets in excess of liabilities

Boston Common International Fund
Summary of Fair Value Exposure at June 30, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017. See Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$-	$26,631,929	$-	$26,631,929
Consumer Staples	5,416,460	8,159,458	-	13,575,918
Energy	1,465,963	4,421,644	-	5,887,607
Financials	25,978	43,287,154	-	43,313,132
Health Care	14,481,614	10,399,214	-	24,880,828
Industrials	836,253	24,988,494	-	25,824,747
Information Technology	16,160,580	2,333,208	-	18,493,788
Materials	2,396,757	10,655,329	-	13,052,086
Real Estate	-	2,141,769		2,141,769
Telecommunications Service	-	11,243,546	-	11,243,546
Utilities	-	4,600,304	-	4,600,304
Total Common Stocks	40,783,605	148,862,049	-	189,645,654
Preferred Stocks
Consumer Staples	-	5,042,784	-	5,042,784
Total Preferred Stocks	-	5,042,784	-	5,042,784
Short-Term Investments	3,642,078	-	-	3,642,078
Total Investments in Securities	$44,425,683	$153,904,833	$-	$198,330,516

There were no transfers into or out of Levels 1, 2 or 3 at June 30, 2017. It is the Fund’s policy to recognize transfers at the end of each reporting period.

Boston Common U.S. Equity Fund
Schedule of Investments
June 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS - 98.2%
Consumer Discretionary - 11.6%
1,725	Advance Auto Parts, Inc.	$201,118
700	Chipotle Mexican Grill, Inc. (1)	291,270
146	Discovery Communications, Inc. - Class A (1)	3,771
1,750	Ford Motor Company	19,583
3,840	Home Depot, Inc.	589,056
13,275	The Interpublic Group of Companies, Inc.	326,565
5,860	Lowe’s Companies, Inc.	454,326
1,440	Mohawk Industries, Inc. (1)	348,034
250	The Priceline Group, Inc. (1)	467,630
3,140	Royal Caribbean Cruises Ltd.	342,982
110	VF Corp.	6,336
5,510	Walt Disney Company	585,437
		3,636,108
Consumer Staples - 8.5%
6,535	Colgate-Palmolive Company	484,440
2,555	Costco Wholesale Corp.	408,621
3,220	CVS Health Corp.	259,081
5,105	The Estee Lauder Companies, Inc. - Class A	489,978
9,085	Mondelez International, Inc. - Class A	392,381
5,505	PepsiCo, Inc.	635,773
		2,670,274
Energy - 3.6%
3,650	Apache Corp.	174,945
4,435	Cimarex Energy Company	416,934
148	Enbridge, Inc.	5,892
5,995	EOG Resources, Inc.	542,667
		1,140,438
Financials - 12.8%
2,495	Aon PLC	331,710
3,315	CME Group, Inc.	415,171
14,215	Fifth Third Bancorp	369,021
3,465	First Republic Bank	346,847
15,255	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	348,882
11,575	JP Morgan Chase & Company	1,057,955
11,280	Morgan Stanley	502,637
3,745	Northern Trust Corp.	364,051
2,305	PNC Financial Services Group, Inc.	287,825
		4,024,099

Health Care - 15.3%
7,155	Baxter International, Inc.	433,164
1,980	Biogen, Inc. (1)	537,293
6,965	Bristol-Myers Squibb Company	388,090
4,790	Danaher Corp.	404,228
4,755	Gilead Sciences, Inc.	336,559
6,400	Johnson & Johnson	846,656
10,935	Merck & Company, Inc.	700,824
8,285	Novo Nordisk A/S - ADR	355,343
900	Regeneron Pharmaceuticals, Inc. (1)	442,026
1,995	UnitedHealth Group, Inc.	369,913
100	Zimmer Biomet Holdings, Inc.	12,840
		4,826,936
Industrials - 9.0%
2,455	3M Company	511,106
4,555	Carlisle Companies, Inc.	434,547
2,600	Equifax, Inc.	357,292
4,690	Kansas City Southern	490,808
8,625	Nielsen Holdings PLC	333,443
2,102	Snap-on, Inc.	332,116
5,970	Southwest Airlines Company	370,976
		2,830,288
Information Technology - 23.0%
9	Alphabet, Inc. - Class A (1)	8,367
1,314	Alphabet, Inc. - Class C (1)	1,194,071
12,905	Apple, Inc.	1,858,578
5,070	Applied Materials, Inc.	209,442
2,775	ASML Holding NV - NYRS	361,610
5,335	Check Point Software Technologies Ltd. (1)	581,942
7,115	Cognizant Technology Solutions - Class A	472,436
17,035	Microsoft Corp.	1,174,223
14,725	Oracle Corp.	738,311
6,700	Visa, Inc. - Class A	628,326
		7,227,306
Materials - 5.9%
3,620	Albemarle Corp.	382,055
3,905	AptarGroup, Inc.	339,188
3,125	Ecolab, Inc.	414,844
2,350	International Flavors & Fragrances, Inc.	317,250
3,565	PPG Industries, Inc.	392,007
		1,845,344
Real Estate - 2.7%
6,455	Crown Castle International Corp. - REIT	646,662
1,225	Simon Property Group, Inc. - REIT	198,156
		844,818
Telecommunication Services - 2.4%
16,725	Verizon Communications, Inc.	746,939

Utilities - 3.4%
24,185	8point3 Energy Partners LP	365,919
2,730	American Water Works Company, Inc.	212,803
10,765	Avangrid, Inc.	475,275
		1,053,997
TOTAL COMMON STOCKS
(Cost $23,222,094)		30,846,547

SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
569,918	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.880% (2)	569,918

TOTAL SHORT-TERM INVESTMENTS
(Cost $569,918)		569,918

TOTAL INVESTMENTS - 100.0%
(Cost $23,792,012)		31,416,465
Liabilities in Excess of Other Assets - 0.0% (3)		(1,748)
NET ASSETS - 100.0%		$31,414,717

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
(1)	Non-income producing security
(2)	Seven-day yield as of June 30, 2017
(3)	Does not round to 0.1%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

	The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

	Cost of investments	$23,792,012
	Gross unrealized appreciation	8,178,109
	Gross unrealized depreciation	(553,656)
	Net unrealized appreciation	$7,624,453

+ Because tax adjustments are calculated annually at the end of the Boston Common U.S. Equity Fund’s (the “Fund”) fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Boston Common U.S. Equity Fund
Summary of Fair Value Exposure at June 30, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017. See Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks	$30,846,547	$-	$-	$30,846,547
Short-Term Investments	569,918	-	-	569,918
Total Investments in Securities	$31,416,465	$-	$-	$31,416,465

There were no transfers into or out of Levels 1, 2 or 3 at June 30, 2017. It is the Fund’s policy to recognize transfers at the end of each reporting period.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)         /s/ Elaine E. Richards
Elaine E. Richards
President/Principal Executive Officer

Date           8/22/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Elaine E. Richards
Elaine E. Richards
President/Principal Executive Officer

Date           8/22/17

By (Signature and Title)*       /s/ Aaron J. Perkovich
Aaron J. Perkovich
Treasurer/Principal Financial Officer

Date           8/28/17

* Print the name and title of each signing officer under his or her signature.